Early Redelivery Income/(Cost), Net	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Gain Loss On Contract Termination

15. Early Redelivery Income/(Cost), Net

From time to time, the Company enters into arrangements for early redelivery of its vessels from charterers and may continue to do so in the future, depending on market conditions. Early redelivery costs are incurred when the contracted daily fixed charter rates are substantially lower than the daily charter rates the vessels could potentially earn in the current market. Income is recognized in connection with early termination of a period time charter, resulting from a request of the respective vessel charterers for early redelivery and agreement to compensate the Company.

			Year Ended
			December 31,
Company		Date	2013	2014	2015
Soffive	(a)	April 22, 2013	2,965	-	-
Avstes	(b)	May 3, 2013	2,304	-	-
Kerasies	(c)	May 16, 2013	1,781	-	-
Other minor early redeliveries		Various	-	(532)	-
Total			$7,050	$(532)	$-

Details of the transactions presented in the above table are as follows:

(a) On April 22, 2013, Soffive took early redelivery of the Sofia, instead of on September 19, 2013. In connection with this early redelivery, we recognized early redelivery income of $2,965, comprising of cash compensation paid by the relevant charterer.

(b) On May 3, 2013, Avstes took early redelivery of the Vassos, instead of on October 1, 2013. In connection with this early redelivery, we recognized early redelivery income of $2,304, comprising cash compensation paid by the relevant charterer of $2,607, net of commissions, less accrued revenue of $303.

(c) On May 16, 2013, Kerasies took early redelivery of the Katerina, instead of on January 1, 2014. In connection with this early redelivery, we recognized early redelivery income of $1,781, comprising cash compensation paid by the relevant charterer of $2,087, net of commissions, less accrued revenue of $306.

In all the cases presented above, no replacement charter contract had been secured at the time of the termination of the respective early redelivery agreement.